Disaggregated Revenues - Schedule of Breakdown of Revenues (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Breakdown of Revenues [Line Items]
Total	$ 4,338,827	$ 4,529,196	$ 3,870,967
IPO sponsorship services [Member]
Schedule of Breakdown of Revenues [Line Items]
Revenues	257,775	2,872,152	2,548,291
Underwriting and placing services [Member]
Schedule of Breakdown of Revenues [Line Items]
Revenues		469,667	226,923
Referral services [Member]
Schedule of Breakdown of Revenues [Line Items]
Revenues	1,594,619
General advisory services [Member]
Schedule of Breakdown of Revenues [Line Items]
Revenues	1,648,747	594,872	486,794
Independent financial advisory services [Member]
Schedule of Breakdown of Revenues [Line Items]
Revenues	98,910	145,949	57,696
Compliance advisory services [Member]
Schedule of Breakdown of Revenues [Line Items]
Revenues	$ 738,776	$ 446,556	$ 551,263